Assumed contingent obligation related to the business combination (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of contingent liabilities in business combination	Re-measurements relating to changes in estimated cash flows and pr